CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - USD ($) shares in Millions, $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments, at fair value:
Real estate properties (cost: $12,289.0 and $11,309.0)	$ 14,606.2	$ 13,139.0
Real estate joint ventures and limited partnerships (cost: $3,171.4 and $2,583.5)	4,213.2	3,379.6
Marketable securities:
Real estate related (cost: $859.5 and $1,400.2)	1,024.4	1,818.4
Other (cost: $4,207.7 and $3,831.1)	4,207.2	3,831.1
Loan receivable (cost: $100.0)	100.6
Total investments (cost: $20,627.6 and $19,123.8)	24,151.6	22,168.1
Cash and cash equivalents	11.9	36.5
Due from investment manager	5.7	7.2
Other	230.2	196.9
TOTAL ASSETS	24,399.4	22,408.7
LIABILITIES
Mortgage loans payable, at fair value—Note 8 (principal outstanding: $1,763.7 and $2,337.5)	1,794.4	2,373.8
Accrued real estate property expenses	191.5	165.5
Other	53.5	40.4
TOTAL LIABILITIES	$ 2,039.4	$ 2,579.7
COMMITMENTS AND CONTINGENCIES—Note 11
NET ASSETS
Accumulation Fund	$ 21,898.6	$ 19,409.7
Annuity Fund	461.4	419.3
TOTAL NET ASSETS	$ 22,360.0	$ 19,829.0
NUMBER OF ACCUMULATION UNITS OUTSTANDING—Note 10 (in Shares)	60.4	57.9
NET ASSET VALUE, PER ACCUMULATION UNIT—Note 9 (in Dollars per share)	$ 362.773	$ 335.393